Accounts Payable And Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Liabilities [Abstract]
Trade Payables	$ 428	$ 265
Capital Accruals	729	398
Royalty and Production Accruals	495	473
Other Accruals	385	514
Interest Payable	100	111
Outstanding Disbursements	4	2
Capital Lease Obligations, Current	59	66
Asset Retirement Obligation, current	43	66
Accounts Payable and Accrued Liabilities	$ 2,243	$ 1,895